Summary of Bank's Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of other provisions [line items]
Beginning Balance	$ 389
Additions	2,291
Amounts used	(345)
Release of unused amounts	(78)
Foreign currency translation adjustments and other	115
Ending balance before allowance for credit losses for off-balance sheet instruments	2,372
Add: Allowance for credit losses	8,189	$ 7,366	$ 7,255
Balance as at October 31, 2023	3,421
Off balance sheet instruments [member]
Disclosure of other provisions [line items]
Add: Allowance for credit losses	1,049
Restructuring provision [member]
Disclosure of other provisions [line items]
Beginning Balance	7
Additions	363
Amounts used	(174)
Foreign currency translation adjustments and other	(4)
Ending balance before allowance for credit losses for off-balance sheet instruments	192
Litigation and other [member]
Disclosure of other provisions [line items]
Beginning Balance	382
Additions	1,928
Amounts used	(171)
Release of unused amounts	(78)
Foreign currency translation adjustments and other	119
Ending balance before allowance for credit losses for off-balance sheet instruments	$ 2,180